SCHEDULE OF ORDINARY SHARES REFLECTED IN BALANCE SHEET (Details) - Distoken Acquisition Corporation [Member] - USD ($)			9 Months Ended		12 Months Ended
	Feb. 17, 2023	Feb. 16, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Gross proceeds	$ 70,380,000	$ 25,000	$ 69,000,000		$ 69,000,000
Proceeds allocated to Public Warrants			(1,104,000)		(1,104,000)
Proceeds allocated to Public Rights			(3,305,100)		(3,305,100)
Ordinary share issuance costs			(4,011,946)		(4,011,946)
Redemption of ordinary shares			(31,907,588)		(31,907,588)
Remeasurement of carrying value to redemption value			1,770,699	$ 11,412,003	12,089,247
Ordinary shares subject to possible redemption, September 30, 2024			42,531,312		40,760,613
Remeasurement of carrying value to redemption value			12,089,247
Ordinary shares subject to possible redemption, December 31, 2023			40,760,613
Remeasurement of carrying value to redemption value			$ 1,770,699